CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CAD ($) $ / shares	Aug. 31, 2020 CAD ($) $ / shares
REVENUE
Gross revenue (Note 20)	$ 109,859	$ 103,387
Excise taxes	(30,696)	(16,592)
Net revenue	79,163	86,795
Cost of sales (Note 21)	103,567	105,004
Gross margin before fair value adjustments	(24,404)	(18,209)
Fair value adjustments to biological assets, inventories sold, and other charges (Note 7)	(3,995)	(38,281)
Gross margin	(28,399)	(56,490)
OPERATING EXPENSES
General and administrative (Note 23)	33,565	27,996
Sales and marketing	15,807	16,528
Share-based compensation (Note 14(iv))	3,215	4,725
Impairment of intangible assets (Note 10)	1,701	0
Impairment of property, plant and equipment (Note 9)	9,133	39,771
Total operating expenses	63,421	89,020
LOSS FROM OPERATIONS	(91,820)	(145,510)
Financing costs	2,960	6,008
Investment income	(854)	(308)
Government subsidies (Note 26)	(8,147)	(7,883)
Share of loss from investments in associates (Note 16)	1,118	1,187
Impairment of loan receivable and investments in associates (Note 6 and Note 16)	5,245	3,000
Loss on disposal of property, plant and equipment	2,426	0
Change in fair value of contingent consideration (Note 15(i))	3,558	(886)
Share issue costs allocated to derivative liabilities (Note 13)	803	0
Change in fair value of derivative liabilities (Note 13)	29,025	0
Legal provision (Note 22)	2,750	0
Loss before tax	(130,704)	(146,628)
Income tax expense
Deferred, net (Note 24)	0	(10,471)
NET LOSS	(130,704)	(136,157)
Other comprehensive (loss) income
Foreign currency translation (loss) gain, net of tax	(128)	93
COMPREHENSIVE LOSS	$ (130,832)	$ (136,064)
Net loss per common share, basic (Note 14 (v)) (in dollars per share) | $ / shares	$ (0.510)	$ (0.789)
Net loss per common share, diluted (Note 14 (v)) (in dollars per share) | $ / shares	$ (0.510)	$ (0.789)